RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Revenue Provided By Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hainan Chenxi [Member]
Related Party Transaction [Line Items]
Total revenue	¥ 229	¥ 519